Long-Term Debt (Predecessor)	9 Months Ended	4 Months Ended
	Mar. 31, 2014	Jul. 28, 2013 Predecessor
Long-term debt
Long-Term Debt

11. Long-Term Debt

The table below presents the loans outstanding as of March 31, 2014:

Secured bank debt
Royal Bank of Scotland plc. (RBS)
Tranche A	44,200,000
Tranche B	33,241,000
Tranche C	51,277,500
Total	128,718,500
Presented as follows:
Current portion of long-term debt	9,612,000
Long-term debt—net of current portion	119,106,500
Total	128,718,500

The minimum annual principal payments, in accordance with the loan agreement, required to be made after March 31, 2014 are as follows:

Year ending March 31,:
2015	9,612,000
2016	9,612,000
2017	9,612,000
2018	9,612,000
2019	57,268,000
Thereafter	33,002,500
Total	128,718,500

As discussed in Note 1, the Company assumed the debt obligations associated with the financing of the vessels that were acquired through the acquisition of CMNL, CJNP and CNML. The prior loan arrangements associated with those vessels required approval from the lenders to sell the vessels and agreement from the lenders to transfer the borrowings to another party. As a consequence, the Company and the lender negotiated new borrowing terms in connection with this transaction. The new terms are described below. The total borrowings outstanding immediately prior to the debt modification and immediately after remained the same.

CMNL, CJNP, CNML and Corsair as joint and several borrowers (Borrowers), and Dorian LPG, Ltd as parent guarantor entered into a loan facility of $135,224,500, which replaced the prior borrowing arrangements of the Predecessor. The loan facility is divided into three tranches. Tranche A of $47.6 million, Tranche B of $34.5 million and Tranche C of up to $53.1 million and is associated with each of the Captain John NP, Captain Markos NL and the Captain Nicholas ML, respectively.

Tranche A is payable in twelve equal semi-annual installments each in the amount of $1,700,000 commencing on September 24, 2013 plus a balloon of $27,200,000 payable concurrently with the last installment on March 24, 2019.

Tranche B is payable in eleven equal semi-annual installments each in the amount of $1,278,500 commencing on November 17, 2013 plus a balloon of $20,456,000 payable concurrently with the last installment on November 17, 2018.

Tranche C is payable in fourteen equal semi-annual installments each in the amount of $1,827,500 commencing on January 21, 2014 plus a balloon of $27,520,000 payable concurrently with the last installment July 21, 2020.

The loan facility bears interest at LIBOR plus a margin of 1.5% per annum until the delivery of the vessel under construction contracted by Corsair (the “Corsair Vessel”) but no later than September 30, 2014 upon which date the margin will be 2.0%. The margin will be increased to 2.5% one year from the delivery of the Corsair Vessel until maturity.

The loan facility is secured by first priority mortgages on the vessels financed and first assignments of all freights, earnings and insurances. In addition the Borrowers were obliged to maintain $66,538,170 in a restricted cash account (the Newbuilding Cash Collateral) which is reduced on the date of the second, third and fourth pre-delivery shipyard installments for the Corsair vessel to $59,145,040, $51,751,910 and $44,358,780, respectively and on delivery of the Corsair vessel is reduced in full. The Corsair vessel will be mortgaged as security upon delivery. The restricted cash account can be reduced with the approval of the bank, if payments to the shipyard are accelerated in consideration of a reduction in the contract price, provided that it will not fall below $29,572,520 prior to delivery date. During October 2013, the Company made an accelerated payment of $28,418,740 to the shipyard in consideration of a reduction in the contract price and as a result the restricted cash account as of March 31, 2014 reduced to $30.9 million.

The loan facility also requires the Borrowers to maintain a minimum market adjusted security cover ratio equal to at least 125% of the aggregate of the outstanding loan balance and 50% of the related swap exposure up to September 2014 or 100% thereafter. In the event of non-compliance the Borrowers will be required within one month of being notified in writing by the lender to make such prepayment. In the event the lender agrees to release Corsair or another borrower approved by the lender from joint and several liabilities under the agreement, the minimum market adjusted security cover is adjusted to 175% and the margin will be increased to 2.75%.

The loan facility also contains customary covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s prior consent before changes are made to the flag, class or management of the vessels, or enter into a new line of business. The loan facility also requires that Dorian Holdings maintain a minimum ownership percentage. The loan facility includes customary events of default, including those relating to a failure to pay principal or interest, a breach of covenant, representation and warranty, a cross-default to other indebtedness and non-compliance with security documents, and prohibit the Borrowers from paying dividends. However, the loan facility permits the Borrowers to make expenditures to fund the administration and operation of Dorian LPG.

Debt Covenants: The secured loan agreement contains the following financial covenants which the Company is required to comply with, calculated on a consolidated basis, determined and defined according to the provisions of the loan agreement:

•         The ratio of cash flow from operations before interest and finance costs to cash debt service costs (Debt Service Coverage Ratio) shall not be less than 0.75:1 through December 31, 2013, 0.8:1 through December 31, 2014; and 1:1 at all times thereafter.

•         The Minimum Shareholders’ Funds as adjusted for any reduction in the vessel fair market value shall not be less than $85 million;

•         The ratio of Total Debt to Shareholders Funds shall not exceed 150% at all times;

•         Minimum cash of $10 million at the end of each quarter and $1.5 million per mortgaged vessel at all times.

The Company was in compliance with the financial covenants as of March 31, 2014.

8. Long-Term Debt

The table below presents the loans outstanding as of March 31, 2013:

Secured bank debt	March 31, 2013
(a) Royal Bank of Scotland plc (RBS)
Tranche B	35,798,000
Tranche C	47,600,000
Tranche D	54,932,500
Total RBS	138,330,500
(b) Deutsche Schiffsbank	2,500,000
Total	140,830,500
Presented as follows:
Current portion of long-term debt	12,112,000
Long-term debt	128,718,500
Total	140,830,500

The minimum annual principal payments, in accordance with the loan agreements, required to be made after March 31, 2013 are as follows:

Year ending March 31,
2014	12,112,000
2015	9,612,000
2016	9,612,000
2017	9,612,000
2018	9,612,000
Thereafter	90,270,500
Total	140,830,500

(a)     The Royal Bank of Scotland plc (RBS):  On August 12 2005 Cepheus, Lyra, Cetus and Cygnus Transport Ltd, (Cygnus) a related party (collectively the “Borrowers”), jointly and severally entered into a loan facility divided into four tranches. Tranche A of up to $34.9 million related to Cygnus. Tranche B of up to $51.1 million, Tranche C of up to $68.0 million and Tranche D of up to $68.8 million related to the financing of approximately 80% of the construction cost of the Captain Markos NL, the Captain John NP and the Captain Nicholas ML respectively. Tranches B, C, and D were payable in twenty four equal consecutive six monthly installments of $1,278,500; $1,700,000 and $1,720,000 commencing six months after the final draw down date of each tranche, plus a balloon payment of $ $20,456,000, $27,200,000 and 27,520,000 respectively. The loan bears interest at LIBOR plus a margin of 0.925% per annum. The agreement also requires that Borrowers to maintain a minimum market adjusted a security cover ratio equal to at least 120% of amounts due to RBS under the loan agreement. In the event of noncompliance the Borrowers will be required within 30 days of being notified in writing by RBS to make such prepayment or provide such additional security to restore the security cover ratio. As of March 31, 2013 the Borrowers were not in compliance with the security cover which reflected a shortfall of approximately $7.7 million. The shortfall was effectively remedied by June 30, 2013 following normal scheduled debt repayments, a reduction in the out of the money exposure position on the interest rate swaps and an improvement in the aggregate fair market valuations of the mortgaged vessels.

(b)     Deutsche Schiffsbank:  On July 25, 2007, Orion entered into a loan agreement for $8,000,000 to partially finance the acquisition of LPG Grendon. The loan is payable in twenty four (24) equal consecutive quarterly installments of $250,000, commencing in October 2007, plus a balloon payment of $2,000,000 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 1.1% per annum. In addition Orion was required to maintain a minimum market adjusted asset cover ratio equal to at least 125% of the outstanding loan principal (“security cover ratio”). Orion was in compliance with the security cover ratio as of March 31, 2013. The loan was fully repaid on July 23, 2013.

Securities:  All loans are secured by first priority mortgages on the vessels discussed above and first assignments of all freights, earnings and insurances. The loan agreements also contain covenants that require the Company to maintain adequate insurance coverage and to obtain the lender’s prior consent before changes are made to the flag, class or management of the vessels, or enter into a new line of business, pay dividend if an event of default has occurred and is continuing, repay any shareholders loans or make any loans or advances, issue any shares in its capital other than to the shareholders, reduce its issued share capital, acquire any subsidiary and consolidate or amalgamate with, or merge into, any other entity.